Investments in infrastructure projects (Tables)	12 Months Ended
Dec. 31, 2025
Investment in infrastructure projects [Abstract]
Disclosure of intangible asset model [Table Text Block]

(Million euro)	BALANCE AT 01.01.25	TOTAL NET ADDITIONS/(DISPOSALS)	FOREIGN EXCHANGE EFFECT	BALANCE AT 12.31.25
Spanish highways	724	1	—	725
US highways	13,757	144	(1,631)	12,270
Other highways	4	—	—	4
Highway investment	14,485	145	(1,631)	12,999
Accumulated amortization	(1,089)	(220)	100	(1,209)
Net investment in Highways	13,396	(75)	(1,531)	11,790
Investment in other infrastructure projects	650	—	—	650
Depreciation of other infrastructure projects	(58)	(23)	—	(81)
Total net investment in other infrastructure projects	592	(23)	—	569
TOTAL INVESTMENT	15,135	145	(1,631)	13,649
TOTAL AMORTIZATION AND PROVISION	(1,146)	(243)	100	(1,289)
TOTAL NET INVESTMENT	13,989	(98)	(1,531)	12,360

(Million euro)	BALANCE AT 01/01/2024	TOTAL NET ADDITIONS/(DISPOSALS)	FOREIGN EXCHANGE EFFECT	BALANCE AT 12/31/2024
Spanish highways	721	3	—	724
US highways	12,823	76	858	13,757
Other highways	4	—	—	4
Highways investment	13,549	79	858	14,485
Accumulated amortization	(834)	(209)	(46)	(1,089)
Net investment in highways	12,715	(130)	812	13,396
Investment in other infrastructure projects	650	—	—	650
Depreciation of other infrastructure projects	(34)	(24)	—	(58)
Total net investment in other infrastructure projects	616	(24)	—	592
TOTAL INVESTMENT	14,199	79	858	15,135
TOTAL AMORTIZATION AND PROVISION	(867)	(233)	(46)	(1,146)
TOTAL NET INVESTMENT	13,333	(154)	812	13,989

Disclosure of financial assets from financial asset model concessions [Table Text Block]

(Million euro)	INFRASTRUCTURE PROJECT RECEIVABLES 2025	INFRASTRUCTURE PROJECT RECEIVABLES 2024
OPENING BALANCE	158	162
Additions	8	6
Disposals	(14)	(14)
Foreign exchange effect	(3)	3
YEAR-END BALANCE	149	158
Note: Balances net of provisions
Disclosure of financial assets from financial asset by concession operator [Table Text Block]

	BALANCES AT 12/31/2025
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	47	3	50
Depusa Aragón	20	1	21
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	78	4	82
UK Waste Treatment (Thalia)	71	—	71
UK WASTE TREATMENT	71	—	71
GROUP TOTAL	149	4	153

	BALANCES AT 12/31/2024
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	49	3	52
Depusa Aragón	21	1	22
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	81	4	85
UK Waste Treatment (Thalia)	77	—	77
UK WASTE TREATMENT	77	—	77
GROUP TOTAL	158	4	162